UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Mid Cap II Fund

March 31, 2017

AMP-QTLY-0517
1.814652.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.1%
Delphi Automotive PLC	122,296	$9,843,605
Gentex Corp.	635,514	13,555,514
Tenneco, Inc.	22,608	1,411,191
Visteon Corp. (a)	43,546	4,265,331
		29,075,641
Distributors - 0.2%
LKQ Corp. (a)	156,800	4,589,536
Diversified Consumer Services - 0.7%
Advtech Ltd.	446,838	666,115
Houghton Mifflin Harcourt Co. (a)	833,600	8,461,040
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	128,349	7,749,713
		16,876,868
Hotels, Restaurants & Leisure - 2.8%
Bojangles', Inc. (a)	99,600	2,041,800
Buffalo Wild Wings, Inc. (a)	24,300	3,711,825
Darden Restaurants, Inc.	80,600	6,743,802
DineEquity, Inc.	299,412	16,294,001
Ilg, Inc.	154,500	3,238,320
Jubilant Foodworks Ltd.	24,798	423,374
Las Vegas Sands Corp.	173,079	9,877,619
Texas Roadhouse, Inc. Class A	114,700	5,107,591
The Restaurant Group PLC	57,000	238,170
Wyndham Worldwide Corp.	186,678	15,735,089
Yum China Holdings, Inc.	222,800	6,060,160
		69,471,751
Household Durables - 2.7%
Ethan Allen Interiors, Inc.	12,100	370,865
iRobot Corp. (a)(b)	122,327	8,090,708
Lennar Corp. Class A	306,400	15,684,616
Maisons du Monde SA	5,100	160,500
Mohawk Industries, Inc. (a)	10,700	2,455,543
NVR, Inc. (a)	3,670	7,732,250
PulteGroup, Inc.	868,100	20,443,755
SodaStream International Ltd. (a)	7,700	372,911
Toll Brothers, Inc.	319,700	11,544,367
		66,855,515
Internet & Direct Marketing Retail - 0.0%
Liberty Interactive Corp. QVC Group Series A (a)	33,500	670,670
Leisure Products - 0.6%
Polaris Industries, Inc. (b)	162,408	13,609,790
Vista Outdoor, Inc. (a)	143,000	2,944,370
		16,554,160
Media - 1.4%
Interpublic Group of Companies, Inc.	630,294	15,486,324
John Wiley & Sons, Inc. Class A	43,500	2,340,300
Lions Gate Entertainment Corp.:
Class A (b)	132,750	3,525,840
Class B (a)	132,250	3,224,255
Naspers Ltd. Class N	20,900	3,601,327
News Corp. Class A	241,700	3,142,100
Omnicom Group, Inc.	42,300	3,646,683
		34,966,829
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	102,300	8,026,458
Specialty Retail - 1.7%
AutoZone, Inc. (a)	7,100	5,133,655
Foot Locker, Inc.	237,733	17,784,806
GNC Holdings, Inc.	700	5,152
Murphy U.S.A., Inc. (a)	13,281	975,091
Party City Holdco, Inc. (a)(b)	140,400	1,972,620
Ross Stores, Inc.	4,400	289,828
Select Comfort Corp. (a)	62,015	1,537,352
TJX Companies, Inc.	99,000	7,828,920
Williams-Sonoma, Inc.	126,600	6,788,292
		42,315,716
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp. (a)	97,400	5,817,702
G-III Apparel Group Ltd. (a)(b)	440,830	9,649,769
Kate Spade & Co. (a)	96,000	2,230,080
Michael Kors Holdings Ltd. (a)	138,800	5,289,668
Page Industries Ltd.	6,052	1,364,247
PVH Corp.	141,800	14,672,046
Ralph Lauren Corp.	26,200	2,138,444
VF Corp.	61,024	3,354,489
		44,516,445

TOTAL CONSUMER DISCRETIONARY		333,919,589

CONSUMER STAPLES - 1.0%
Beverages - 0.4%
C&C Group PLC	787,796	3,054,930
Dr. Pepper Snapple Group, Inc.	67,903	6,649,062
		9,703,992
Food & Staples Retailing - 0.2%
CVS Health Corp.	56,690	4,450,165
Kroger Co.	25,900	763,791
United Natural Foods, Inc. (a)	32,600	1,409,298
		6,623,254
Food Products - 0.4%
Amplify Snack Brands, Inc. (a)	21,800	183,120
Britannia Industries Ltd.	4,994	259,787
Hostess Brands, Inc. Class A (a)	386,100	6,127,407
Ingredion, Inc.	11,249	1,354,717
The J.M. Smucker Co.	3,800	498,104
TreeHouse Foods, Inc. (a)	15,900	1,346,094
		9,769,229

TOTAL CONSUMER STAPLES		26,096,475

ENERGY - 4.5%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	127,100	7,603,122
Dril-Quip, Inc. (a)	159,800	8,717,090
Ensco PLC Class A	1,176,200	10,526,990
Frank's International NV (b)	339,500	3,588,515
Halliburton Co.	186,800	9,192,428
National Oilwell Varco, Inc.	182,600	7,320,434
Noble Corp.	180,000	1,114,200
Oceaneering International, Inc.	157,100	4,254,268
		52,317,047
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	27,400	1,698,800
Apache Corp.	163,568	8,405,760
Arch Coal, Inc. (a)(b)	30,100	2,075,094
Cabot Oil & Gas Corp.	74,100	1,771,731
Cimarex Energy Co.	83,347	9,959,133
Newfield Exploration Co. (a)	125,500	4,632,205
PDC Energy, Inc. (a)	45,200	2,818,220
Southwestern Energy Co. (a)	868,800	7,098,096
Suncor Energy, Inc.	452,600	13,896,047
Teekay LNG Partners LP	120,783	2,119,742
Western Refining, Inc.	70,600	2,475,942
World Fuel Services Corp.	131,000	4,748,750
		61,699,520

TOTAL ENERGY		114,016,567

FINANCIALS - 19.4%
Banks - 7.5%
BankUnited, Inc.	162,335	6,056,719
Boston Private Financial Holdings, Inc.	402,367	6,598,819
CIT Group, Inc.	451,400	19,378,602
Comerica, Inc.	193,040	13,238,683
Commerce Bancshares, Inc.	231,607	13,007,049
CVB Financial Corp.	345,700	7,636,513
First Citizen Bancshares, Inc.	13,100	4,393,347
First Commonwealth Financial Corp.	305,100	4,045,626
First Republic Bank	138,900	13,030,209
Hilltop Holdings, Inc.	22,596	620,712
Huntington Bancshares, Inc.	1,335,057	17,876,413
Investors Bancorp, Inc.	381,200	5,481,656
Lakeland Financial Corp.	260,829	11,246,946
M&T Bank Corp.	99,200	15,349,216
Prosperity Bancshares, Inc.	77,000	5,367,670
Regions Financial Corp.	670,600	9,743,818
SunTrust Banks, Inc.	221,215	12,233,190
TCF Financial Corp.	491,553	8,366,232
UMB Financial Corp.	190,700	14,361,617
Valley National Bancorp	52,500	619,500
		188,652,537
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	89,200	14,623,448
Ameriprise Financial, Inc.	24,387	3,162,506
CBOE Holdings, Inc.	36,300	2,942,841
CRISIL Ltd.	29,365	862,252
Diamond Hill Investment Group, Inc.	2,100	408,555
E*TRADE Financial Corp. (a)	9,000	314,010
Federated Investors, Inc. Class B (non-vtg.)	9,600	252,864
Greenhill & Co., Inc.	800	23,440
Invesco Ltd.	132,100	4,046,223
Lazard Ltd. Class A	102,168	4,698,706
Legg Mason, Inc.	129,600	4,679,856
Moody's Corp.	43,900	4,918,556
Raymond James Financial, Inc.	136,724	10,426,572
S&P Global, Inc.	160,071	20,927,683
Stifel Financial Corp. (a)	187,200	9,395,568
		81,683,080
Consumer Finance - 2.4%
Capital One Financial Corp.	131,100	11,361,126
Discover Financial Services	59,000	4,035,010
Kruk SA	25,400	1,541,024
OneMain Holdings, Inc. (a)	118,000	2,932,300
SLM Corp. (a)	2,369,769	28,674,205
Synchrony Financial	377,300	12,941,390
		61,485,055
Insurance - 4.5%
AFLAC, Inc.	256,700	18,590,214
Bajaj Finserv Ltd.	16,688	1,054,488
Brown & Brown, Inc.	10,700	446,404
Chubb Ltd.	40,493	5,517,171
Direct Line Insurance Group PLC	177,200	771,276
First American Financial Corp.	370,600	14,557,168
Hiscox Ltd.	481,961	6,606,107
Marsh & McLennan Companies, Inc.	34,615	2,557,702
Primerica, Inc.	131,358	10,797,628
Principal Financial Group, Inc.	326,400	20,599,104
Progressive Corp.	60,500	2,370,390
Reinsurance Group of America, Inc.	223,891	28,429,679
		112,297,331
Mortgage Real Estate Investment Trusts - 0.3%
Ladder Capital Corp. Class A	503,678	7,273,110
Thrifts & Mortgage Finance - 1.4%
Beneficial Bancorp, Inc.	65,133	1,042,128
Essent Group Ltd. (a)	851,929	30,814,272
Housing Development Finance Corp. Ltd.	151,054	3,498,276
		35,354,676

TOTAL FINANCIALS		486,745,789

HEALTH CARE - 15.3%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	114,900	13,930,476
AMAG Pharmaceuticals, Inc. (a)	210,000	4,735,500
Amgen, Inc.	70,500	11,566,935
BioMarin Pharmaceutical, Inc. (a)	51,000	4,476,780
Regeneron Pharmaceuticals, Inc. (a)	8,300	3,216,333
REGENXBIO, Inc. (a)	121,500	2,344,950
Seattle Genetics, Inc. (a)	60,194	3,783,795
United Therapeutics Corp. (a)	142,100	19,237,498
		63,292,267
Health Care Equipment & Supplies - 5.6%
Alere, Inc. (a)	26,100	1,036,953
Becton, Dickinson & Co.	50,500	9,263,720
Boston Scientific Corp. (a)	1,066,910	26,534,052
Dentsply Sirona, Inc.	208,300	13,006,252
Hill-Rom Holdings, Inc.	86,500	6,106,900
Hologic, Inc. (a)	247,700	10,539,635
LivaNova PLC (a)	49,636	2,432,660
Medtronic PLC	142,100	11,447,576
Olympus Corp.	148,900	5,747,030
ResMed, Inc.	63,927	4,600,826
Steris PLC	265,900	18,469,414
The Cooper Companies, Inc.	55,339	11,061,713
Zimmer Biomet Holdings, Inc.	173,400	21,173,874
		141,420,605
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	15,200	1,345,200
Cardinal Health, Inc.	230,855	18,826,225
Centene Corp. (a)	42,800	3,049,928
Cigna Corp.	3,400	498,066
DaVita HealthCare Partners, Inc. (a)	190,800	12,968,676
Envision Healthcare Corp. (a)	95,200	5,837,664
HCA Holdings, Inc. (a)	88,155	7,844,913
Laboratory Corp. of America Holdings (a)	98,200	14,088,754
McKesson Corp.	102,606	15,212,366
Premier, Inc. (a)	90,300	2,874,249
Quest Diagnostics, Inc.	17,800	1,747,782
Ryman Healthcare Group Ltd.	43,687	257,553
Spire Healthcare Group PLC	776,859	3,153,578
UnitedHealth Group, Inc.	7,509	1,231,551
Universal Health Services, Inc. Class B	27,900	3,472,155
VCA, Inc. (a)	4,800	439,200
		92,847,860
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	228,795	12,096,392
Bruker Corp.	252,300	5,886,159
Cambrex Corp. (a)	700	38,535
Charles River Laboratories International, Inc. (a)	3,100	278,845
PAREXEL International Corp. (a)	23,500	1,483,085
Thermo Fisher Scientific, Inc.	96,230	14,780,928
		34,563,944
Pharmaceuticals - 2.1%
Catalent, Inc. (a)	273,500	7,745,520
Endo International PLC (a)	231,200	2,580,192
Jazz Pharmaceuticals PLC (a)	171,966	24,957,426
Pacira Pharmaceuticals, Inc. (a)	15,100	688,560
Perrigo Co. PLC	57,800	3,837,342
Teva Pharmaceutical Industries Ltd. sponsored ADR	408,482	13,108,187
Theravance Biopharma, Inc. (a)	3,783	139,290
		53,056,517

TOTAL HEALTH CARE		385,181,193

INDUSTRIALS - 13.4%
Aerospace & Defense - 2.3%
Curtiss-Wright Corp.	13,578	1,239,128
Elbit Systems Ltd.	29,341	3,334,605
Esterline Technologies Corp. (a)	15,544	1,337,561
Hexcel Corp.	24,300	1,325,565
Huntington Ingalls Industries, Inc.	98,800	19,783,712
Rockwell Collins, Inc.	118,900	11,552,324
Teledyne Technologies, Inc. (a)	2,800	354,088
Textron, Inc.	390,763	18,596,411
		57,523,394
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	93,600	7,234,344
FedEx Corp.	99,646	19,445,917
		26,680,261
Airlines - 1.0%
Allegiant Travel Co.	27,300	4,374,825
Copa Holdings SA Class A	9,700	1,088,825
Spirit Airlines, Inc. (a)	371,745	19,728,507
		25,192,157
Building Products - 0.7%
A.O. Smith Corp.	121,600	6,221,056
Johnson Controls International PLC	30,771	1,296,075
Lennox International, Inc.	61,289	10,253,650
		17,770,781
Commercial Services & Supplies - 1.0%
Copart, Inc. (a)	27,800	1,721,654
Herman Miller, Inc.	37,400	1,179,970
HNI Corp.	3,844	177,170
KAR Auction Services, Inc.	58,492	2,554,346
Knoll, Inc.	455,845	10,853,669
Multi-Color Corp.	9,400	667,400
Stericycle, Inc. (a)	99,000	8,206,110
		25,360,319
Construction & Engineering - 1.3%
EMCOR Group, Inc.	219,221	13,799,962
Jacobs Engineering Group, Inc.	200,176	11,065,729
Quanta Services, Inc. (a)	56,351	2,091,186
Valmont Industries, Inc.	38,023	5,912,577
		32,869,454
Electrical Equipment - 0.3%
AMETEK, Inc.	55,700	3,012,256
Regal Beloit Corp.	55,200	4,175,880
Rockwell Automation, Inc.	2,700	420,417
		7,608,553
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	15,000	1,596,150
Machinery - 3.6%
Colfax Corp. (a)	215,680	8,467,597
Cummins, Inc.	3,057	462,218
Flowserve Corp.	157,000	7,601,940
IDEX Corp.	3,754	351,037
Ingersoll-Rand PLC	240,272	19,538,919
Mueller Industries, Inc.	169,140	5,789,662
Pentair PLC	20,800	1,305,824
Rexnord Corp. (a)	910,495	21,014,225
Stanley Black & Decker, Inc.	22,900	3,042,723
Wabtec Corp.	180,140	14,050,920
Woodward, Inc.	71,641	4,865,857
Xylem, Inc.	91,300	4,585,086
		91,076,008
Professional Services - 0.7%
CEB, Inc.	56,300	4,425,180
Dun & Bradstreet Corp.	122,284	13,199,335
		17,624,515
Road & Rail - 0.5%
CSX Corp.	64,300	2,993,165
J.B. Hunt Transport Services, Inc.	14,200	1,302,708
Old Dominion Freight Lines, Inc.	49,400	4,227,158
Saia, Inc. (a)	76,124	3,372,293
Swift Transporation Co. (a)(b)	83,100	1,706,874
		13,602,198
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	280,288	10,861,160
HD Supply Holdings, Inc. (a)	68,400	2,812,950
Misumi Group, Inc.	210,900	3,811,469
WESCO International, Inc. (a)	30,200	2,100,410
		19,585,989

TOTAL INDUSTRIALS		336,489,779

INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 1.8%
CommScope Holding Co., Inc. (a)	327,191	13,647,137
F5 Networks, Inc. (a)	123,555	17,615,236
Harris Corp.	63,000	7,010,010
NETGEAR, Inc. (a)	128,665	6,375,351
		44,647,734
Electronic Equipment & Components - 4.1%
Amphenol Corp. Class A	14,300	1,017,731
Arrow Electronics, Inc. (a)	48,323	3,547,391
Avnet, Inc.	194,537	8,902,013
Belden, Inc.	296,400	20,507,916
CDW Corp.	310,551	17,921,898
Dell Technologies, Inc. (a)	6,847	438,756
IPG Photonics Corp. (a)	32,500	3,922,750
Jabil Circuit, Inc.	370,791	10,723,276
Keysight Technologies, Inc. (a)	254,747	9,206,557
Methode Electronics, Inc. Class A	71,800	3,274,080
National Instruments Corp.	9,300	302,808
TE Connectivity Ltd.	112,830	8,411,477
Trimble, Inc. (a)	434,900	13,921,149
Zebra Technologies Corp. Class A (a)	15,000	1,368,750
		103,466,552
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	157,000	9,372,900
Alphabet, Inc. Class C (a)	15,573	12,918,738
Tencent Holdings Ltd.	149,300	4,301,261
		26,592,899
IT Services - 7.9%
Alliance Data Systems Corp.	20,805	5,180,445
Blackhawk Network Holdings, Inc. (a)	382,850	15,543,710
Broadridge Financial Solutions, Inc.	16,954	1,152,024
Cognizant Technology Solutions Corp. Class A (a)	21,300	1,267,776
Conduent, Inc. (a)	82,463	1,383,729
CSRA, Inc.	155,500	4,554,595
EPAM Systems, Inc. (a)	101,900	7,695,488
Euronet Worldwide, Inc. (a)	245,191	20,968,734
EVERTEC, Inc.	187,156	2,975,780
ExlService Holdings, Inc. (a)	129,100	6,114,176
Fidelity National Information Services, Inc.	143,543	11,428,894
FleetCor Technologies, Inc. (a)	129,664	19,635,020
Genpact Ltd.	790,243	19,566,417
Global Payments, Inc.	289,042	23,319,909
Maximus, Inc.	118,000	7,339,600
Syntel, Inc.	54,200	912,186
Teletech Holdings, Inc.	22,700	671,920
The Western Union Co.	313,900	6,387,865
Total System Services, Inc.	412,047	22,028,033
Vantiv, Inc. (a)	157,200	10,079,664
Visa, Inc. Class A	117,300	10,424,451
		198,630,416
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	16,100	1,319,395
Applied Materials, Inc.	165,240	6,427,836
ASML Holding NV (Netherlands)	7,700	1,021,735
Cirrus Logic, Inc. (a)	300	18,207
Cree, Inc. (a)	212,900	5,690,817
KLA-Tencor Corp.	18,555	1,764,024
Maxim Integrated Products, Inc.	268,600	12,076,256
Microchip Technology, Inc.	15,064	1,111,422
NVIDIA Corp.	127,743	13,915,045
NXP Semiconductors NV (a)	188,638	19,524,033
Qualcomm, Inc.	8,800	504,592
Semtech Corp. (a)	217,199	7,341,326
Skyworks Solutions, Inc.	88,000	8,622,240
Synaptics, Inc. (a)	57,900	2,866,629
		82,203,557
Software - 3.3%
Activision Blizzard, Inc.	407,240	20,304,986
Electronic Arts, Inc. (a)	346,610	31,028,521
Fair Isaac Corp.	89,000	11,476,550
Intuit, Inc.	55,506	6,438,141
Parametric Technology Corp. (a)	127,873	6,719,726
Synopsys, Inc. (a)	112,400	8,107,412
		84,075,336
Technology Hardware, Storage & Peripherals - 0.4%
NEC Corp.	220,000	531,094
Western Digital Corp.	92,508	7,634,685
Xerox Corp.	412,315	3,026,392
		11,192,171

TOTAL INFORMATION TECHNOLOGY		550,808,665

MATERIALS - 6.9%
Chemicals - 4.7%
Albemarle Corp. U.S.	185,846	19,632,771
Ashland Global Holdings, Inc.	23,357	2,891,830
CF Industries Holdings, Inc.	219,510	6,442,619
Eastman Chemical Co.	236,400	19,101,120
Ferro Corp. (a)	252,804	3,840,093
H.B. Fuller Co.	162,578	8,382,522
Innospec, Inc.	33,637	2,177,996
LyondellBasell Industries NV Class A	127,000	11,581,130
PolyOne Corp.	232,957	7,941,504
PPG Industries, Inc.	54,800	5,758,384
Praxair, Inc.	14,800	1,755,280
The Chemours Co. LLC	253,600	9,763,600
The Mosaic Co.	604,400	17,636,392
W.R. Grace & Co.	18,700	1,303,577
		118,208,818
Containers & Packaging - 1.4%
Aptargroup, Inc.	51,500	3,964,985
Graphic Packaging Holding Co.	772,900	9,947,223
Packaging Corp. of America	51,700	4,736,754
WestRock Co.	327,700	17,050,231
		35,699,193
Metals & Mining - 0.5%
B2Gold Corp. (a)	2,475,000	7,053,615
Continental Gold, Inc. (a)	77,500	233,692
Guyana Goldfields, Inc. (a)	33,900	183,285
New Gold, Inc. (a)	575,800	1,718,935
Randgold Resources Ltd. sponsored ADR	27,046	2,360,575
Tahoe Resources, Inc.	110,500	887,423
		12,437,525
Paper& Forest Products - 0.3%
Boise Cascade Co. (a)	208,000	5,553,600

TOTAL MATERIALS		171,899,136

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Extra Space Storage, Inc.	99,500	7,401,805
Gaming & Leisure Properties	148,100	4,949,502
Hibernia (REIT) PLC	3,551,910	4,717,526
Highwoods Properties, Inc. (SBI)	28,276	1,389,200
InfraReit, Inc.	12,100	217,800
Monogram Residential Trust, Inc.	24,700	246,259
Outfront Media, Inc.	99,900	2,652,345
Safestore Holdings PLC	898,400	4,266,044
Store Capital Corp.	193,092	4,611,037
Urban Edge Properties	8,900	234,070
Ventas, Inc.	62,000	4,032,480
VEREIT, Inc.	510,300	4,332,447
Welltower, Inc.	47,000	3,328,540
		42,379,055
Real Estate Management & Development - 1.5%
Buwog-Gemeinnuetzige Wohnung	229,804	5,797,914
CBRE Group, Inc. (a)	406,391	14,138,343
Goldcrest Co. Ltd.	35,300	633,834
Hysan Development Co. Ltd.	255,000	1,156,630
Jones Lang LaSalle, Inc.	94,831	10,568,915
Olav Thon Eiendomsselskap A/S	149,862	2,810,065
Sino Land Ltd.	506,000	886,794
Tai Cheung Holdings Ltd.	663,000	602,301
Wing Tai Holdings Ltd.	1,340,000	1,805,698
		38,400,494

TOTAL REAL ESTATE		80,779,549

UTILITIES - 0.8%
Electric Utilities - 0.2%
Exelon Corp.	117,100	4,213,258
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp. (a)	1,192,900	13,181,545
Dynegy, Inc. (a)	84,408	663,447
		13,844,992
Multi-Utilities - 0.1%
Avangrid, Inc.	33,500	1,431,790

TOTAL UTILITIES		19,490,040

TOTAL COMMON STOCKS
(Cost $2,009,722,300)		2,505,426,782

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.2%
GMAC Capital Trust I Series 2, 8.125%
(Cost $2,882,947)	140,930	3,583,850
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Mueller Industries, Inc. 6% 3/1/27
(Cost $816,000)	816,000	809,880
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 0.84% (c)	3,584,478	3,585,195
Fidelity Securities Lending Cash Central Fund 0.84% (c)(d)	18,858,108	18,859,994
TOTAL MONEY MARKET FUNDS
(Cost $22,443,582)		22,445,189
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $2,035,864,829)		2,532,265,701
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(19,680,016)
NET ASSETS - 100%		$2,512,585,685

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,135
Fidelity Securities Lending Cash Central Fund	55,462
Total	$73,597

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$333,919,589	$330,318,262	$3,601,327	$--
Consumer Staples	26,096,475	26,096,475	--	--
Energy	114,016,567	114,016,567	--	--
Financials	490,329,639	490,329,639	--	--
Health Care	385,181,193	379,434,163	5,747,030	--
Industrials	336,489,779	336,489,779	--	--
Information Technology	550,808,665	544,954,575	5,854,090	--
Materials	171,899,136	171,899,136	--	--
Real Estate	80,779,549	80,779,549	--	--
Utilities	19,490,040	19,490,040	--	--
Corporate Bonds	809,880	--	809,880	--
Money Market Funds	22,445,189	22,445,189	--	--
Total Investments in Securities:	$2,532,265,701	$2,516,253,374	$16,012,327	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $2,044,933,152. Net unrealized appreciation aggregated $487,332,549, of which $596,669,994 related to appreciated investment securities and $109,337,445 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017